INVENTORIES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
Inventories consisted of the following:

	As of	As of
	September 30, 2017	March 31, 2017
Raw materials	$1,570,254	$4,884,583
Raw materials in transit	1,494,706	4,380,618
Work-in-progress	466,175	1,493,258
Finished goods	1,881,204	8,393,150
Total inventory	$5,412,339	$19,151,609

Inventories consisted of the following:

	As of	As of
	March 31, 2017	March 31, 2016
Raw materials	$4,884,583	$2,704,906
Raw materials in transit	4,380,618	3,411,070
Work-in-progress	1,493,258	1,012,901
Finished goods	8,393,150	9,381,825
Total inventory	$19,151,609	$16,510,702